22. Other Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Other Commitments and Contingencies
Other Commitments and Contingencies

22.        Other commitments and contingencies

Commitments

The Group has entered into agreements for the use of licenses. In 2019, license fees of €92 have been recognized in consolidated statement of comprehensive income (2018: €124, 2017: €174), related future payment obligations under non-cancellable fees amount to €25.

Contingencies

Affimed has entered into various license agreements that contingently trigger payments upon achievement of certain milestones and royalty payments upon commercialization of a product in the future.